UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited Partnership

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Armitage
Title:  Managing Director, Egerton Capital Limited (General Partner)
Phone:  011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England             February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total: $ 417,990
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4   COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE OF                  VALUE      SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP      (X$1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS  SOLE  SHARED  NONE
--------------                 -----          -----      --------   -------    --------   ----------  -----  ----  ------  ----
Everest Re Group Ltd           Common Stock   G3223R108  179,298    2,119,367  SH         Sole                     2,119,367
PartnerRe Ltd                  Common Stock   G6852T105   95,175    1,639,538  SH         Sole                     1,639,538
Renaissance Re Holdings Ltd    Common Stock   G7496G103   54,151    1,104,000  SH         Sole                     1,104,000
Willis Group Holdings Ltd      Common Stock   G96655108   89,366    2,623,000  SH         Sole                     2,623,000



                                              Total      417,990







05982.0000 #458162